Schedule of net finance income (expense) (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Petrobras Comercializadora de Energia Ltda.PBEN [member]
Finance income		$ 206	$ 108	$ 328	$ 282
Income from investments and marketable securities (Government Bonds)		45	52	74	119
Other income, net		161	56	254	163
Finance expenses		(1,871)	(1,134)	(3,079)	(2,756)
Interest on finance debt		(904)	(846)	(1,656)	(1,854)
Unwinding of discount on lease liabilities		(297)	(310)	(592)	(652)
Discount and premium on repurchase of debt securities		(666)	(2)	(849)	(262)
Capitalized borrowing costs		266	215	478	494
Unwinding of discount on the provision for decommissioning costs		(195)	(160)	(384)	(352)
Other finance expenses and income, net		(75)	(31)	(76)	(130)
Foreign exchange gains (losses) and indexation charges		3,684	(1,231)	(869)	(4,334)
Foreign exchange gain (loss)	[1]	4,443	(2,009)	1,001	(3,776)
Reclassification adjustments on cash flow hedges, before tax	[1]	(1,194)	(1,043)	(2,307)	(2,443)
The amount of pis and Cofins inflation indexation charges - exclusion of ICMS (VAT tax) from the basis of calculation	[2]	461	1,793	474	1,842
Other foreign exchange gains (losses) and indexation charges, net		(26)	28	(37)	43
Total		$ 2,019	$ (2,257)	$ (3,620)	$ (6,808)

[1]	For more information, see notes 29.3c and 29.3a.
[2]	Includes PIS and Cofins inflation indexation income - exclusion of ICMS (VAT tax) from the basis of calculation. See note 11.